Expense Example, No Redemption (Vanguard High-Yield Corporate Fund Participant)	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293